File No.  33-16693

                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

      Pre-Effective Amendment No.                                           [  ]


      Post-Effective Amendment No. 14                                       [X]



                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


      Amendment No. 14                                                      [X]




                             (Check appropriate box or boxes.)

                            DREYFUS CASH MANAGEMENT PLUS, INC.
                    (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York      10166
            (Address of Principal Executive Offices) (Zip Code)


      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                   Mark N. Jacobs, Esq.
                                      200 Park Avenue
                                 New York, New York 10166
                          (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)


            immediately upon filing pursuant to paragraph (b)
      ----
       X    on November 20, 1996 pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(i)
      ----
            on     (date)      pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485
      ----



If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----


      Registrant has registered an indefinite number of shares of its common stock under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1996 will be filed on or about November 25, 1996.




                            DREYFUS CASH MANAGEMENT PLUS, INC.
                       Cross-Reference Sheet Pursuant to Rule 495(a)

                                                  Prospectus for
                                    ------------------------------------------
                                    Instit-      Admin-
                                    utional      istrative  Investor Participant
                                    Shares       Shares     Shares
                                    Shares
Items in
Part A of
Form N-1A   Caption                 Page         Page       Page       Page
_______     _______                 ____         ____       ____       ____

  1         Cover Page              Cover        Cover      Cover      Cover

  2         Synopsis                 2              2          2          2

  3         Condensed Financial      3              3          3          3
            Information

  4         General Description      4              4          4          4
            of Registrant

  5         Management of            5              5          5          6
            the Fund

  5(a)      Management's             *              *          *          *
            Discussion of
            Fund's Performance

  6         Capital Stock and       11             11         11         11
            Other Securities

  7         Purchase of Securities   6              6          6          7
            Being Offered

  8         Redemption or            8              9          9          9
            Repurchase

  9         Pending Legal            *              *          *          *
            Proceedings








_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.

                            DREYFUS CASH MANAGEMENT PLUS, INC.
                 Cross-Reference Sheet Pursuant to Rule 495(a) (continued)


Items in
Part B of
Form N-1A    Caption                                             Page
_________    _______                                             ____

 10         Cover Page                                           Cover

 11         Table of Contents                                    Cover

 12         General Information and History                      B-18

 13         Investment Objectives and Policies                   B-2

 14         Management of the Fund                               B-6

 15         Control Persons and Principal                        B-19
            Holders of Securities

 16         Investment Advisory and Other                        B-9
            Services




Items in
Part B of
Form N-1A
_________

 17         Brokerage Allocation                                 B-16

 18         Capital Stock and Other Securities                   B-18

 19         Purchase, Redemption and Pricing                     B-11, B-13
            of Securities Being Offered                          B-14

 20         Tax Status                                           *

 21         Underwriters                                         B-11

 22         Calculations of Performance Data                     B-17

 23         Financial Statements                                 B-22




_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.


                            DREYFUS CASH MANAGEMENT PLUS, INC.
                 Cross-Reference Sheet Pursuant to Rule 495(a) (continued)



Items in
Part C of
Form N-1A Caption                                                Page
_________ _______                                                _____

 24         Financial Statements and Exhibits                    C-1

 25         Persons Controlled by or Under                       C-3
            Common Control with Registrant

 26         Number of Holders of Securities                      C-3

 27         Indemnification                                      C-3

 28         Business and Other Connections of                    C-4
            Investment Adviser

 29         Principal Underwriters                               C-10

 30         Location of Accounts and Records                     C-14

 31         Management Services                                  C-14

 32         Undertakings                                         C-14





_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.



------------------------------------------------------------------------------
PROSPECTUS                                                  NOVEMBER 20, 1996
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                         [INSTITUTIONAL SHARES]
------------------------------------------------------------------------------
        DREYFUS CASH MANAGEMENT PLUS, INC. (THE "FUND") IS AN OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANY, KNOWN AS A MONEY MARKET MUTUAL FUND. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.


        THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.


        BY THIS PROSPECTUS, THE FUND IS OFFERING INSTITUTIONAL SHARES. INVESTORS CAN INVEST, REINVEST OR REDEEM INSTITUTIONAL SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY THE FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUND PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


                               TABLE OF CONTENT
                                                                  Page
         Annual Fund Operating Expenses........................     2     Shareholder Services............................      7
         Condensed Financial Information.......................     3     How to Redeem Shares............................      8
         Yield Information.....................................     3     Shareholder Services Plan.......................      9
         Description of the Fund...............................     4     Dividends, Distributions and Taxes..............      9
         Management of the Fund. ..............................     5     General Information.............................     11
         How to Buy Shares.....................................     6     Appendix........................................     12



                                ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of average daily net assets)







                                                                                                                    INSTITUTIONAL
                                                                                                                       SHARES
    Management Fees......................................................................                                .20%
    12b-1 Fees...........................................................................                                None
    Total Fund Operating Expenses........................................................                                .20%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                                  INSTITUTIONAL
                                                                                                                     SHARES
                                  1 YEAR.......................................                                        $ 2
                                  3 YEARS......................................                                         $6
                                  5 YEARS .....................................                                        $11
                                 10 YEARS.....................................                                         $26


------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by the Fund's Institutional Shares, the payment of which will reduce investors' annual return. As to the Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Institutions and certain Service Agents (as defined below) effecting transactions in Institutional Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Shares" and "Shareholder Services Plan."


                Page 2
                        CONDENSED FINANCIAL INFORMATION


        The information in the following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Further financial data, related notes, and report of independent auditors accompany the Statement of Additional Information, available upon request.


                            FINANCIAL HIGHLIGHTS


        Contained below is per share operating performance data for an Institutional Share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



---------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                              1988(1)     1989      1990      1991     1992      1993      1994    1995     1996
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    Net asset value, beginning of year       $1.00      $1.00     $1.00     $1.00    $1.00    $1.00     $1.00    $1.00     $1.00
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    INVESTMENT OPERATIONS:
    Investment income-net...........          .071       .091      .083      .068     .043     .032      .036     .057      .055
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    DISTRIBUTIONS:
    Dividends from investment income-net     (.071)     (.091)    (.083)    (.068)   (.043)   (.032)    (.036)   (.057)    (.055)
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    Net asset value, end of year....         $1.00      $1.00     $1.00     $1.00    $1.00    $1.00     $1.00    $1.00     $1.00
                                             =======    =======  ========  =======  =======  =======  ========  ========  =======
TOTAL INVESTMENT RETURN.............          7.45%(2)   9.49%     8.65%     6.97%    4.39%    3.20%     3.65%    5.86%     5.59%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.   .20%(2)    .20%      .20%      .20%     .20%     .20%      .20%     .20%      .20%
    Ratio of net investment income to
    average net assets..................        7.13%(2)   9.35%     8.29%     6.62%    4.36%    3.15%    3.49%    5.81%      5.46%
    Decrease reflected in above expense
    ratios due to undertaking by The Dreyfus
    Corporation........................        .07%(2)    .07%      .04%      .04%     .05%     .04%      .01%      ._        ._
    Net Assets, end of year (000's omitted)...
                             $125,266  $728,832  $1,177,475  $1,780,058  $2,300,382  $3,003,344  $1,893,485  $4,404,989$4, 766,312
(1)    From October 6, 1987 (commencement of operations) to September 30, 1988.
(2)    Annualized.

                             YIELD INFORMATION
        From time to time, the Fund advertises the yield and effective yield of its Institutional Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Institutional Shares of the Fund refers to the income generated by an investment in Institutional Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Institutional Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund's yield and effective yield for Institutional Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."
        Yield information is useful in reviewing the performance of the Fund's Institutional Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                   Page 3
                        DESCRIPTION OF THE FUND
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES OF THE FUND AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE
        The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES


        The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix_Certain Portfolio Securities." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.


        The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board. Moreover, the Fund will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P., IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.




INVESTMENT CONSIDERATIONS AND RISKS


GENERAL -- The Fund attempts to increase yields by trading to take advantage of short-term market variations. This could result in high portfolio turnover but should not adversely affect the Fund since the Fund usually
                      Page 4
does not pay brokerage commissions when it purchases short-term debt obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund 's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES -- Since the Fund's portfolio may contain securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


SIMULTANEOUS INVESTMENTS -- Investment decisions for the Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                            MANAGEMENT OF THE FUND


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under a Management Agreement with the Fund, subject to the authority of the Fund's Board in accordance with Maryland law.
        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries,
                     Page 5
provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately
$57 billion in mutual fund assets.
        For the fiscal year ended September 30, 1996, the Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of the Fund's average daily net assets.
        As to the Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. The Fund will not reimburse The Dreyfus Corporation for any amounts it may bear.
        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the State ment of Additional Information.
        The Dreyfus Corporation may pay the Fund's distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The
Fund's distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is the Fund's Sub-custodian (the "Sub-custodian").



                           HOW TO BUY SHARES


        The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Institutional Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Institutional Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of the Fund, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection
                    Page 6
with purchases of Institutional Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Institutional Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Institutional Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
        The Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
                            SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Institutional Shares of the Fund, Institutional Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made:
Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


                     Page 7


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Institutional Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Institutional Shares of the Fund, in Institutional Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."



                            HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Institutional Shares at any time and the shares will be redeemed at the next determined net asset value.
        The Fund does not impose charges when Institutional Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.
        If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
                   Page 8
        The Fund ordinarily will make payment for all Institutional Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
PROCEDURES
        Investors may redeem Institutional Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Institutional Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Institutional Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Institutional Shares by telephone by calling one of the telephone numbers listed under "General Information." The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or the Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Institutional Shares in this manner.
                            SHAREHOLDER SERVICES PLAN


        The Fund's Institutional Shares are subject to a Shareholder Services Plan pursuant to which the Fund has agreed to reimburse Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services to, and/or maintaining accounts of, holders of Institutional Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Dreyfus Corporation, and not the Fund, currently reimburses Dreyfus Service Corporation for any such allocated expenses with respect to Institutional Shares. See "Management of the Fund."


                        DIVIDENDS, DISTRIBUTIONS AND TAXES
        The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. Institutional Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Institutional Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Institutional Shares in its account at any time during the month, all
                  Page 9
dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Institutional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund are taxable as ordinary income, whether received in cash or reinvested in Institutional Shares, if the beneficial holder of shares is a citizen or resident of the United States. No portion of the dividends or distributions declared by the Fund qualifies for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions may be subject to certain state and local taxes.


        Dividends derived from net investment income, together with distributions from net realized short-term securities gains and gains from the sale or other disposition of certain market discount bonds, paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
                Page 9
        Management of the Fund believes that the Fund has qualified for the fiscal year ended September 30, 1996, as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                             GENERAL INFORMATION
        The Fund was incorporated under Maryland law on August 12, 1987, and commenced operations on October 6, 1987. The Fund is authorized to issue 15 billion shares of common stock, par value $.001 per share. The Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class.
        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.


        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Institutional Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, the Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Fund does not expect that its shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                   Page 11
                                APPENDIX


INVESTMENT TECHNIQUES
LENDING PORTFOLIO SECURITIES -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 331\3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


BORROWING MONEY -- The Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.



REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS -- The Fund may purchase money market instruments on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. GOVERNMENT SECURITIES -- Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby deter-
                     Page 12
mines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Fund -- Investment Considerations and Risks -- Foreign Securities."
        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.
FLOATING AND VARIABLE RATE OBLIGATIONS -- The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
ILLIQUID SECURITIES -- The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                  Page 13
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                  Page 14
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              Page 15


PROSPECTUS
FOR







Dreyfus
Cash Management
Plus, Inc.
[INSTITUTIONAL SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          719p112096
                  Page 16
------------------------------------------------------------------------------
PROSPECTUS                                                   NOVEMBER 20, 1996
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                           [ADMINISTRATIVE SHARES]
------------------------------------------------------------------------------
        DREYFUS CASH MANAGEMENT PLUS, INC. (THE "FUND") IS AN OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANY, KNOWN AS A MONEY MARKET MUTUAL FUND. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.


        THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.


        BY THIS PROSPECTUS, THE FUND IS OFFERING ADMINISTRATIVE SHARES. ADMINISTRATIVE SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM ADMINISTRATIVE SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY THE FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUND PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


                                                                 TABLE OF CONTENT
                                                                  Page
         Annual Fund Operating Expenses........................     2     Shareholder Services............................      8
         Condensed Financial Information.......................     3     How to Redeem Shares............................      8
         Yield Information.....................................     3     Shareholder Services Plan.......................      9
         Description of the Fund...............................     4     Dividends, Distributions and Taxes..............     10
         Management of the Fund. ..............................     5     General Information.............................     11
         How to Buy Shares.....................................     6     Appendix........................................     13






                                                                ANNUAL FUND OPERATING EXPENSES
                                                      (as a percentage of average daily net assets)
                                                                                                        ADMINISTRATIVE
                                                                                                            SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .10%
    Total Fund Operating Expenses..............................................                              .30%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES
                                  1 YEAR.......................................                               $  3
                                  3 YEARS......................................                                $10
                                  5 YEARS .....................................                                $17
                                  10 YEARS.....................................                                $38

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by the Fund's Administrative Shares, the payment of which will reduce investors' annual return. As to the Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Administrative Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Shares" and "Service Plan."


                          Page 2
                      CONDENSED FINANCIAL INFORMATION


        The information in the following table pertains to the Fund's Institutional Shares, which are not offered pursuant to this Prospectus, and h as been audited by Ernst & Young LLP, the Fund's independent auditors.
Further financial data, related notes, and report of independent auditors, with respect to Institutional Shares, accompany the Statement of Additional Information, available upon request. No financial information is provided for the Fund's Administrative Shares which had not been offered as of the date of the financial statements. The distribution and service fee paid by Administrative Shares will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return than Institutional Shares.


                          FINANCIAL HIGHLIGHTS


        Contained below is per share operating performance data for an Institutional Share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                            INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                              1988(1)     1989      1990      1991     1992      1993      1994    1995     1996
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    Net asset value, beginning of year       $1.00      $1.00     $1.00     $1.00    $1.00    $1.00     $1.00    $1.00     $1.00
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    INVESTMENT OPERATIONS:
    Investment income-net...........          .071       .091      .083      .068     .043     .032      .036     .057      .055
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    DISTRIBUTIONS:
    Dividends from investment income-net     (.071)     (.091)    (.083)    (.068)   (.043)   (.032)    (.036)   (.057)    (.055)
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
    Net asset value, end of year....         $1.00      $1.00     $1.00     $1.00    $1.00    $1.00     $1.00    $1.00     $1.00
                                             =======    =======  ========  =======  =======  =======  ========  ========  =======
TOTAL INVESTMENT RETURN.............          7.45%(2)   9.49%     8.65%     6.97%    4.39%    3.20%     3.65%    5.86%     5.59%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.   .20%(2)    .20%      .20%      .20%     .20%     .20%      .20%     .20%      .20%
    Ratio of net investment income to
    average net assets..................        7.13%(2)   9.35%     8.29%     6.62%    4.36%    3.15%    3.49%    5.81%      5.46%
    Decrease reflected in above expense
    ratios due to undertaking by The Dreyfus
    Corporation........................        .07%(2)    .07%      .04%      .04%     .05%     .04%      .01%      ._        ._
    Net Assets, end of year (000's omitted)...
                              $125,266  $728,832  $1,177,475  $1,780,058  $2,300,382  $3,003,344  $1,893,485  $4,404,989$4, 766,312
(1)    From October 6, 1987 (commencement of operations) to September 30, 1988.
(2)    Annualized.


                                 YIELD INFORMATION
        From time to time, the Fund advertises the yield and effective yield of its Administrative Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Administrative Shares of the Fund refers to the income generated by an investment in Administrative Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Administrative Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund's yield and effective yield for Administrative Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."
        Yield information is useful in reviewing the performance of the Fund's Administrative Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
                   Page 3
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                        DESCRIPTION OF THE FUND
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE
        The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES


        The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix_Certain Portfolio Securities." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.


        The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board. Moreover, the Fund will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P., IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


                  Page 4




INVESTMENT CONSIDERATIONS AND RISKS
GENERAL -- The Fund attempts to increase yields by trading to take advantage of short-term market variations. This could result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when it purchases short-term debt obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund 's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES -- Since the Fund's portfolio may contain securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


SIMULTANEOUS INVESTMENTS -- Investment decisions for the Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                            MANAGEMENT OF THE FUND


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under a Management Agreement with the Fund, subject to the authority of the Fund's Board in accordance with Maryland law.
        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 bil-
                   Page 6
lion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For the fiscal year ended September 30, 1996, the Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of the Fund's average daily net assets.


        As to the Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which shall be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. The Fund will not reimburse The Dreyfus Corporation for any amounts it may bear.


        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the State ment of Additional Information.
        The Dreyfus Corporation may pay the Fund's distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The
Fund's distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is the Fund's Sub-custodian (the "Sub-custodian").



                          HOW TO BUY SHARES


        The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Administrative Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Administrative Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of the Fund, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.
                       Page 6
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Administrative Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Administrative Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Administrative Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
        The Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
                         SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Administrative Shares of the Fund, Administrative Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange
                    Page 7
Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.



        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Administrative Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Administrative Shares of the Fund, in Administrative Shares of Dreyfus Cash Management, Dreyfus Government Cash Management,
Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144
Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."


                           HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Administrative Shares at any time and the shares will be redeemed at the next determined net asset value.
        The Fund does not impose charges when Administrative Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.
        If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
                         Page 8
        The Fund ordinarily will make payment for all Administrative Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
PROCEDURES
        Investors may redeem Administrative Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Administrative Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Administrative Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Administrative Shares by telephone by calling one of the telephone numbers listed under "General Information." The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or the Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Administrative Shares in this manner.
                             SERVICE PLAN


        The Fund's Administrative Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, the Fund (a) reimburses the Distributor for distributing Administrative
Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Administrative Shares and for providing certain services relating to Administrative Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Administrative Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Administrative Shares a consolidated statement. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.


                       Page 9
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
        The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. Administrative Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Administrative Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Administrative Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Administrative Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund are taxable as ordinary income, whether received in cash or reinvested in Administrative Shares, if the beneficial holder of shares is a citizen or resident of the United States. No portion of the dividends or distributions declared by the Fund qualifies for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions may be subject to certain state and local taxes.


        Dividends derived from net investment income, together with distributions from net realized short-term securities gains and gains from the sale or other disposition of certain market discount bonds, paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains of the Fund paid to a
                     Page 10
shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
        Management of the Fund believes that the Fund has qualified for the fiscal year ended September 30, 1996, as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                              GENERAL INFORMATION
        The Fund was incorporated under Maryland law on August 12, 1987, and commenced operations on October 6, 1987. The Fund is authorized to issue 15 billion shares of common stock, par value $.001 per share. The Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Administrative Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.


        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Administrative Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, the Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were
                       Page 11
prohibited from so acting,
its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Fund does not expect that its shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                      Page 12
APPENDIX
INVESTMENT TECHNIQUES


LENDING PORTFOLIO SECURITIES -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 331\3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


BORROWING MONEY -- The Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The
Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, inter est costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS -- The Fund may purchase money market instruments on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. GOVERNMENT SECURITIES -- Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby deter-
                   Page 13
mines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Fund -- Investment Considerations and Risks -- Foreign Securities."
        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.
FLOATING AND VARIABLE RATE OBLIGATIONS -- The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
ILLIQUID SECURITIES -- The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                   Page 14
[This Page Intentionally Left Blank
                   Page 15

PROSPECTUS
FOR
Dreyfus
Cash Management
Plus, Inc.
[ADMINISTRATIVE SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          579p112096
               Page 16

------------------------------------------------------------------------------
PROSPECTUS                                                   NOVEMBER 20, 1996
                      DREYFUS CASH MANAGEMENT PLUS, INC.
                               [INVESTOR SHARES]
------------------------------------------------------------------------------
        DREYFUS CASH MANAGEMENT PLUS, INC. (THE "FUND") IS AN OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANY, KNOWN AS A MONEY MARKET MUTUAL FUND. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.


        THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.



        BY THIS PROSPECTUS, THE FUND IS OFFERING INVESTOR SHARES. INVESTOR SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM INVESTOR SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY THE FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUND PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------



                                                                     TABLE OF CONTENT
                                                                                                                             Page
         Annual Fund Operating Expenses........................     2     Shareholder Services............................      7
         Condensed Financial Information.......................     3     How to Redeem Shares............................      8
         Yield Information.....................................     3     Shareholder Services Plan.......................      9
         Description of the Fund...............................     4     Dividends, Distributions and Taxes..............     10
         Management of the Fund. ..............................     5     General Information.............................     11
         How to Buy Shares.....................................     6     Appendix........................................     13





                                                                ANNUAL FUND OPERATING EXPENSES
                                                      (as a percentage of average daily net assets)





                                                                                                            INVESTOR
                                                                                                             SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .25%
    Total Fund Operating Expenses..............................................                              .45%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                             INVESTOR
                                                                                                              SHARES
                                  1 YEAR.......................................                               $  5
                                  3 YEARS......................................                               $ 14
                                  5 YEARS .....................................                                $25
                                  10 YEARS.....................................                                $57

-----------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
-----------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by the Fund's Investor Shares, the payment of which will reduce investors' annual return. As to the Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Investor Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Shares" and "Service Plan."


                 PAGE 2
                       CONDENSED FINANCIAL INFORMATION


        The information in the following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Further financial data, related notes, and report of independent auditors accompany the Statement of Additional Information, available upon request.


                             FINANCIAL HIGHLIGHTS


        Contained below is per share operating performance data for an Investor Share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.





                                                                                           DREYFUS CASH MANAGEMENT PLUS, INC.
                                                                                    ---------------------------------------------
                                                                                               YEAR ENDED SEPTEMBER 30,
                                                                                    ---------------------------------------------
                                                                                       1994(1)              1995            1996
                                                                                      ---------           ---------      --------
  Net asset value, beginning of year...............................                    $1.00                $1.00          $1.00
  Investment Operations:
  Investment income-net............................................                     .025                 .055           .052
                                                                                      ---------           ---------      --------
  Distributions:
  Dividends from investment income-net.............................                    (.025)               (.055)         (.052)
                                                                                      ---------           ---------      --------
  Net asset value, end of year.....................................                    $1.00                $1.00          $1.00
                                                                                      =========           =========      ========
TOTAL INVESTMENT RETURN............................................                     3.61%(2)             5.61%          5.33%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................                      .45%(2)              .45%           .45%
  Ratio of net investment income to average net assets.............                     4.00%(2)             5.66%          5.19%
  Net Assets, end of year (000's omitted)..........................                   $6,087             $352,499       $629,251
(1) From January 24, 1994 (commencement of initial offering) to September 30, 1994.
(2) Annualized.



                             YIELD INFORMATION
        From time to time, the Fund advertises the yield and effective yield of its Investor Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Investor Shares of the Fund refers to the income generated by an investment in Investor Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Investor Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund's yield and effective yield for Investor Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."
        Yield information is useful in reviewing the performance of the Fund's Investor Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                      Page 3
                           DESCRIPTION OF THE FUND
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE
        The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES


        The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix_Certain Portfolio Securities." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.


        The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board. Moreover, the Fund will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P., IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.




INVESTMENT CONSIDERATIONS AND RISKS


GENERAL -- The Fund attempts to increase yields by trading to take advantage of short-term market variations. This could result in high portfolio turnover but should not adversely affect the Fund since the Fund usually
                           Page 4
does not pay brokerage commissions when it purchases short-term debt obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund 's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES -- Since the Fund's portfolio may contain securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


SIMULTANEOUS INVESTMENTS -- Investment decisions for the Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                              MANAGEMENT OF THE FUND


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under a Management Agreement with the Fund, subject to the authority of the Fund's Board in accordance with Maryland law.
        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment ser-
                  Page 5
vices, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For the fiscal year ended September 30, 1996, the Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of the Fund's average daily net assets.


        As to the Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. The Fund will not reimburse The Dreyfus Corporation for any amounts it may bear.


        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the State ment of Additional Information.
        The Dreyfus Corporation may pay the Fund's distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The
Fund's distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is the Fund's Sub-custodian (the "Sub-custodian").



                             HOW TO BUY SHARES


        The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Investor Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Investor Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of the Fund, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.
                           Page 6
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Investor Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Investor Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Investor Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
        The Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
                           SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Investor Shares of the Fund, Investor Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone
                   Page 7
Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."



        An investor who wishes to redeem Investor Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Investor Shares of the Fund, Investor Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."


                           HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Investor Shares at any time and the shares will be redeemed at the next determined net asset value.
        The Fund does not impose charges when Investor Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.
        If a request for redemption is received in proper form by Dreyfus Institutional Service Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Service Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
                  Page 8
        The Fund ordinarily will make payment for all Investor Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
PROCEDURES
        Investors may redeem Investor Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Investor Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Investor Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Investor Shares by telephone by calling one of the telephone numbers listed under "General Information." The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or the Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Investor Shares in this manner.
                                 SERVICE PLAN


        The Fund's Investor Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, the Fund
(a) reimburses the Distributor for distributing Investor Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Investor Shares and for providing certain services relating to Investor Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Investor Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Investor Shares a consolidated statement and checkwriting privileges. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.


                       Page 9
                      DIVIDENDS, DISTRIBUTIONS AND TAXES
        The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. Investor Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Investor Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Investor Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Investor Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund are taxable as ordinary income, whether received in cash or reinvested in Investor Shares, if the beneficial holder of shares is a citizen or resident of the United States. No portion of the dividends or distributions declared by the Fund qualifies for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions may be subject to certain state and local taxes.


        Dividends derived from net investment income, together with distributions from net realized short-term securities gains and gains from the sale or other disposition of certain market discount bonds, paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains of the Fund paid to a sharehold-
               Page 11
er if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
        Management of the Fund believes that the Fund has qualified for the fiscal year ended September 30, 1996, as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                             GENERAL INFORMATION
        The Fund was incorporated under Maryland law on August 12, 1987, and commenced operations on October 6, 1987. The Fund is authorized to issue 15 billion shares of common stock, par value $.001 per share. The Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Investor Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.


        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Investor Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, the Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were
               Page 11
prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Fund does not expect that its shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                      Page 12
                               APPENDIX
INVESTMENT TECHNIQUES


LENDING PORTFOLIO SECURITIES -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 331\3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


BORROWING MONEY -- The Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.



REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.



FORWARD COMMITMENTS -- The Fund may purchase money market instruments on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. GOVERNMENT SECURITIES -- Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby deter-
                    Page 13
mines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Fund -- Investment Considerations and Risks -- Foreign Securities."
        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.
FLOATING AND VARIABLE RATE OBLIGATIONS -- The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
ILLIQUID SECURITIES -- The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
             Page 14
[This Page Intentionally Left Blank]
             Page 15

PROSPECTUS
FOR
Dreyfus
Cash Management
Plus, Inc.
[INVESTOR SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          671p112096
           Page 16
-----------------------------------------------------------------------------
PROSPECTUS                                                   NOVEMBER 20, 1996
                      DREYFUS CASH MANAGEMENT PLUS, INC.
                            [PARTICIPANT SHARES]
-----------------------------------------------------------------------------
        DREYFUS CASH MANAGEMENT PLUS, INC. (THE "FUND") IS AN OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANY, KNOWN AS A MONEY MARKET MUTUAL FUND. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.


        THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.


        BY THIS PROSPECTUS, THE FUND IS OFFERING PARTICIPANT SHARES. PARTICIPANT SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940.
INVESTORS CAN INVEST, REINVEST OR REDEEM PARTICIPANT SHARES AT ANY TIME
WITHOUT CHARGE OR PENALTY IMPOSED BY THE FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUND PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------




                                                                 TABLE OF CONTENT
                                                                                                                             Page
         Annual Fund Operating Expenses........................     2     Shareholder Services............................      7
         Condensed Financial Information.......................     3     How to Redeem Shares............................      8
         Yield Information.....................................     3     Shareholder Services Plan.......................      9
         Description of the Fund...............................     4     Dividends, Distributions and Taxes..............     10
         Management of the Fund. ..............................     5     General Information.............................     11
         How to Buy Shares.....................................     6     Appendix........................................     13





                                                                ANNUAL FUND OPERATING EXPENSES
                                                      (as a percentage of average daily net assets)






                                                                                                          PARTICIPANT
                                                                                                            SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .40%
    Total Fund Operating Expenses..............................................                              .60%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          PARTICIPANT
                                                                                                              SHARES
                                  1 YEAR.......................................                               $  6
                                  3 YEARS......................................                                $19
                                  5 YEARS .....................................                                $33
                                  10 YEARS.....................................                                $75

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by the Fund's Participant Shares, the payment of which will reduce investors' annual return. As to the Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Participant Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Shares" and "Service Plan."


                   PAGE 2
                      CONDENSED FINANCIAL INFORMATION


        The information in the following tables pertains to the Fund's Institutional Shares, which are not offered pursuant to this Prospectus, and h as been audited by Ernst & Young LLP, the Fund's independent auditors.
Further financial data, related notes, and report of independent auditors, with respect to Institutional Shares, accompany the Statement of Additional Information, available upon request. No financial information is provided for the Fund's Participant Shares which had not been offered as of the date of the financial statements. The distribution and service fee paid by Participant Shares will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return than Institutional Shares.


                                   FINANCIAL HIGHLIGHTS


        Contained below is per share operating performance data for an Institutional Share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.







                                                                            INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:                              1988(1)     1989      1990      1991     1992      1993      1994    1995     1996
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
  Net asset value, beginning of year         $1.00      $1.00     $1.00     $1.00    $1.00    $1.00     $1.00    $1.00     $1.00
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
  INVESTMENT OPERATIONS:
  Investment income-net...........            .071       .091      .083      .068     .043     .032      .036     .057      .055
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
  DISTRIBUTIONS:
  Dividends from investment income-net       (.071)     (.091)    (.083)    (.068)   (.043)   (.032)    (.036)   (.057)    (.055)
                                             -------    -------  --------  -------  -------  -------  --------  --------  -------
  Net asset value, end of year....           $1.00      $1.00     $1.00     $1.00    $1.00    $1.00     $1.00    $1.00     $1.00
                                             =======    =======  ========  =======  =======  =======  ========  ========  =======
TOTAL INVESTMENT RETURN.............          7.45%(2)   9.49%     8.65%     6.97%    4.39%    3.20%     3.65%    5.86%     5.59%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets.     .20%(2)    .20%      .20%      .20%     .20%     .20%      .20%     .20%      .20%
  Ratio of net investment income to
  average net assets..................          7.13%(2)   9.35%     8.29%     6.62%    4.36%    3.15%    3.49%    5.81%      5.46%
  Decrease reflected in above expense
  ratios due to undertaking by The Dreyfus
  Corporation........................          .07%(2)    .07%      .04%      .04%     .05%     .04%      .01%      --         --
  Net Assets, end of year (000's omitted)..
                                 $125,266  $728,832  $1,177,475  $1,780,058  $2,300,382 $3,003,344 $1,893,485 $4,404,989$4, 766,312
(1)    From October 6, 1987 (commencement of operations) to September 30, 1988.
(2)    Annualized.


                                YIELD INFORMATION
        From time to time, the Fund advertises the yield and effective yield of its Participant Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Participant Shares of the Fund refers to the income generated by an investment in Participant Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Participant Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund's yield and effective yield for Participant Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."
        Yield information is useful in reviewing the performance of the Fund's Participant Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
                   PAGE 3
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                        DESCRIPTION OF THE FUND
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE
        The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES


        The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix_Certain Portfolio Securities." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.


        The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board. Moreover, the Fund will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard
& Poor's Ratings Group, Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P., IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


                   PAGE 4





INVESTMENT CONSIDERATIONS AND RISKS


GENERAL -- The Fund attempts to increase yields by trading to take advantage of short-term market variations. This could result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when it purchases short-term debt obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund 's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES -- Since the Fund's portfolio may contain securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


SIMULTANEOUS INVESTMENTS -- Investment decisions for the Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                           MANAGEMENT OF THE FUND


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under a Management Agreement with the Fund, subject to the authority of the Fund's Board in accordance with Maryland law.
        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 bil-
                 PAGE 5
lion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For the fiscal year ended September 30, 1996, the Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of the Fund's average daily net assets.
        As to the Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. The Fund will not reimburse The Dreyfus Corporation for any amounts it may bear.
        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the State ment of Additional Information.
        The Dreyfus Corporation may pay the Fund's distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The
Fund's distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is the Fund's Sub-custodian (the "Sub-custodian").


                           HOW TO BUY SHARES


        The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Participant Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Participant Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of the Fund, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.
                 PAGE 6
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Participant Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Participant Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Participant Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
        The Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
                         SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Participant Shares of the Fund, Participant Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege,
                 PAGE 7
Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Participant Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Participant Shares of the Fund, in Participant Shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, or Dreyfus Treasury Prime Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."


                         HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Participant Shares at any time and the shares will be redeemed at the next determined net asset value.
        The Fund does not impose charges when Participant Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.
        If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
                       PAGE 8
        The Fund ordinarily will make payment for all Participant Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
PROCEDURES
        Investors may redeem Participant Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Investor Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Participant Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Participant Shares by telephone by calling one of the telephone numbers listed under "General Information." The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or the Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Participant Shares in this manner.
                            SERVICE PLAN


        The Fund's Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, the Fund
(a) reimburses the Distributor for distributing Participant Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Participant Shares and for providing certain services relating to Participant Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Participant Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.



                  PAGE 9
                     DIVIDENDS, DISTRIBUTIONS AND TAXES
        The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. Participant Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Participant Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Participant Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Participant Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund are taxable as ordinary income, whether received in cash or reinvested in Participant Shares, if the beneficial holder of shares is a citizen or resident of the United States. No portion of the dividends or distributions declared by the Fund qualifies for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions may be subject to certain state and local taxes.


        Dividends derived from net investment income, together with distributions from net realized short-term securities gains and gains from the sale or other disposition of certain market discount bonds, paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a
                  Page 10
shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
        Management of the Fund believes that the Fund has qualified for the fiscal year ended September 30, 1996, as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                            GENERAL INFORMATION
        The Fund was incorporated under Maryland law on August 12, 1987, and commenced operations on October 6, 1987. The Fund is authorized to issue 15 billion shares of common stock, par value $.001 per share. The Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Participant Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.


        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Participant Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, the Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were
                Page 11
prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Fund does not expect that its shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                      Page 12
                                      APPENDIX
INVESTMENT TECHNIQUES


LENDING PORTFOLIO SECURITIES -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 331/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.



BORROWING MONEY -- The Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. In addition, the Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS -- The Fund may purchase money market instruments on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. GOVERNMENT SECURITIES -- Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed
             Page 13
upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Fund -- Investment Considerations and Risks -- Foreign Securities."
        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.
FLOATING AND VARIABLE RATE OBLIGATIONS -- The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.
ILLIQUID SECURITIES -- The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
               Page 14
[This Page Intentionally Left Blank]
              Page 15

PROSPECTUS
FOR
Dreyfus
Cash Management
Plus, Inc.
[PARTICIPANT SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          599p112096
                   Page 16


______________________________________________________________________________
                      DREYFUS CASH MANAGEMENT PLUS, INC.
                                    PART B
                     (STATEMENT OF ADDITIONAL INFORMATION)
                               NOVEMBER 20, 1996
 (FOR INSTITUTIONAL SHARES, ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                              PARTICIPANT SHARES)
______________________________________________________________________________

       This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of Dreyfus Cash Management Plus, Inc. (the "Fund"), each dated November 20, 1996, as they may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of the Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call the following numbers:

              In New York State -- Call 1-718-895-1650
              Outside New York State -- Call Toll Free 1-800-346-3621

       Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Fund at the above address or call toll free 1-800-554-4611 to obtain a copy a Prospectus of the Fund.

       The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

       Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

                               TABLE OF CONTENTS
                                                                         Page

Investment Objective and Management Policies . . . . . . . . . . . . . . B-2
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . B-6
Management Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . B-9
How to Buy Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-11
Service Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-11
Shareholder Services Plan  . . . . . . . . . . . . . . . . . . . . . . . B-12
How to Redeem Shares . . . . . . . . . . . . . . . . . . . . . . . . . . B-13
Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . B-14
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . B-15
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . B-16
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . B-16
Yield Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-17
Information About the Fund . . . . . . . . . . . . . . . . . . . . . . . B-18
Transfer and Dividend Disbursing Agent, Custodian,
  Counsel and Independent Auditors . . . . . . . . . . . . . . . . . . . B-18
Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-20
Financial Statements and Report of Independent Auditors. . . . . . . . . B-22



                   INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

       The following information supplements and should be read in conjunction with the sections in each Prospectus entitled "Description of the Fund" and "Appendix."


Portfolio Securities

       Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

       Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

       Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

       In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

       In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

       The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, whose deposits are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not so insured. The Fund will not own more than one such CD per such issuer.

       Repurchase Agreements. The Fund's custodian or subcustodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

       Illiquid Securities. Where a substantial market of qualified institutional buyers develops for certain restricted securities purchased by the Fund pursuant to Rule 144A under the Securities Act of 1933, as amended, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, the Fund's Board has directed the Manager to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio during such period.

Management Policies

       Lending Portfolio Securities. In connection with its securities lending transactions, the Fund may return to the borrower and/or a third party, which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

       The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions payable on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

       Reverse Repurchase Agreements. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund, and pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

       Forward Commitments. Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investment Restrictions

       The Fund has adopted the investment restrictions numbered 1 through 11 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

       1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

       2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus. While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

       3.     Sell securities short or purchase securities on margin.

       4.     Write or purchase put or call options or combinations thereof.

       5.     Underwrite the securities of other issuers.

       6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

       7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Directors.

       8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

       9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

       10.    Invest in companies for the purpose of exercising control.

       11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

       12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

       13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

       If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

       The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


                        MANAGEMENT OF THE FUND

       Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. The Board member who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Board Members of the Fund

*DAVID W. BURKE, Board Member. Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, since August 1995. From August 1994 through December 1994, Mr. Burke was a consultant to the Manager and, from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of the national television news, as Vice-President and Executive Vice President of ABC News, and subsequently as President of CBS News. Mr. Burke is 60 years old and his address is Box 654, Eastham, Massachusetts 02642.

ISABEL P. DUNST, Board Member.  Partner in the law firm of Hogan & Hartson since
       1990. From 1986 to 1990, Deputy General Counsel of the United States Department of Health and Human Services. Until May 1996, she was a Trustee of the Clients Security Fund of the District of Columbia Bar and a Trustee of Temple Sinai. Ms. Dunst is 49 years old and her address is c/o Hogan & Hartson, Columbia Square, 555 Thirteenth Street, N.W., Washington, D.C. 20004-1109.

LYLE E. GRAMLEY, Board Member.  Consulting economist since June 1992 and Senior
       Staff Vice President and Chief Economist of Mortgage Bankers Association of America from 1985 to May 1992. Since February 1993, Mr. Gramley has served as a director of CWM Mortgage Holdings, Inc. and, from February 1996, as a director of NUWAVE Technologies, Inc. From 1980 to 1985, member of the Board of Governors of the Federal Reserve System. Mr. Gramley is 69 years old and his address is 12901 Three Sisters Road, Potomac, Maryland 20854.

WARREN B. RUDMAN, Board Member.  Since January 1993, Partner in the law firm
       Paul, Weiss, Rifkind, Wharton & Garrison. From January 1981 to January 1993, Mr. Rudman served as a United States Senator from the State of New Hampshire. Since May 1995, Mr. Rudman has served as a director of Collins & Aikman Corporation. Since January 1993, Mr. Rudman has served as a director of Chubb Corporation and of the Raytheon Company. He has served as Vice Chairman of the President's Foreign Intelligence Advisory Board since January 1993. From January 1993 to December 1994, Mr. Rudman served as Vice Chairman of the Federal Reserve Bank of Boston. Since 1988, Mr. Rudman has served as a trustee of Boston College and since 1986 as a member of the Senior Advisory Board of the Institute of Politics of the Kennedy School of Government at Harvard University. Mr. Rudman is 66 years old and his address is 1615 L Street, N.W., Suite 1300, Washington, D.C. 20036.

       No shareholder meetings will be held for the purpose of electing Board members unless and until such time as less than a majority of the Board members holding office have been elected by shareholders, at which time the Board members then in office will call a shareholders' meeting for the election of Board members. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Board members are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Board member when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

       For so long as the Fund's plan described in the sections captioned "Service Plan" or "Shareholder Services Plan" remain in effect, the Board members of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.

       Board members are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation payable to each Board member by the Fund for the fiscal year ended September 30, 1996, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1995, were as follows:


                                                           Total Compensation
                                Aggregate                    from Fund and
 Name of Board                Compensation from            Fund Complex Paid
    Member                        Fund(*)(+)                 to Board Member
______________                __________________           ___________________

David W. Burke                     $6,000                  $253,654 (52)

Isabel P. Dunst                    $5,500                  $ 46,500 (8)

Lyle E. Gramley                    $6,000                  $ 46,500 (8)

Warren B. Rudman                   $6,000                  $ 85,500 (18)

_____________________________________

(*) Amount does not include reimbursed expenses for attending Board meetings, which amounted to $733 for all Board members as a group.

(+) The aggregate compensation payable to each Board member by the Fund was paid by the Manager and not the Fund.


Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer. President, Chief Executive Officer and a director of the Distributor and an officer of other investment companies advised or administered by the Manager. From December 1991 to July 1994, she was President and Chief Compliance Officer of Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Prior to December 1991, she served as Vice President and Controller, and later as Senior Vice President, of The Boston Company Advisors, Inc. She is 38 years old.

JOHN E. PELLETIER, Vice President and Secretary.  Senior Vice President and
       General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From February 1992 to July 1994, he served as Counsel for The Boston Company Advisors, Inc. From August 1990 to February 1992, he was employed as an Associate at Ropes & Gray. He is 32 years old.

ELIZABETH BACHMAN, Vice President and Assistant Secretary.  Assistant Vice
       President of the Distributor and an officer of other investment companies advised or administered by the Manager. She is 26 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Supervisor of
       Treasury Services and Administration of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, he was employed as a Fund Accountant at The Boston Company, Inc. He is 27 years old.

RICHARD W. INGRAM, Vice President and Assistant Treasurer.  Senior Vice
       President and Director of Client Services and Treasury Operations of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From March 1994 to November 1995, he was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, he was Vice President, Assistant Treasurer and Tax Director of Mutual Funds of The Boston Company, Inc. He is 40 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President and
       Manager of Treasury Services and Administration of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 32 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
       President of the Distributor and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 33 years old.

       The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.

       Board members and officers of the Fund, as a group, owned less than 1% of the Fund's shares outstanding on November 5, 1996.


       The following shareholder's are known by the Fund to own of record 5% or more of the Fund's Institutional Shares and Investors Shares outstanding on November 5, 1996.


       Institutional Shares: (1) Comerica Bank, 100 Renaissance Center, Detroit, MI 48243 (5.46%) and (2) Mellon Bank N.A., Capital Markets, One Mellon Bank Center, Pittsburgh, PA 15258 (5.19%).


       Investor Shares: (1) Capital Network Services, 1 Bush Street, San Francisco, CA 94104 (34.65%) and (2) Barnett Bank of Jacksonville, N.A.,
       P. O. Box 45147, Jacksonville, FL 32232 (29.09%).


       No information is provided as to the Fund's Administrative Shares and Participant Shares because such share classes had not been offered prior to the date of this Statement of Additional Information.

       A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                          MANAGEMENT AGREEMENT

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Management of the Fund."

       The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994, as amended, with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. Shareholders approved the Agreement on August 5, 1994 and the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, last voted to approve the Agreement at a meeting held on May 22, 1996. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

       The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; Philip L. Toia, Vice Chairman--Operations and Administration and a director; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; Elie M. Genadry, Vice President-- Institutional Sales; William F. Glavin, Jr., Vice President--Corporate Development; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Jeffrey N. Nachman, Vice President-- Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Systems; Elvira Oslapas, Assistant Secretary; and Mandell L. Berman, Frank V. Cahouet, Alvin E. Friedman, Lawrence M. Greene and Julian M. Smerling, directors.

       The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Robert Fort, Bernard W. Kiernan, Jr., Garitt Kono, Patricia A. Larkin and Thomas Riordan. The Manager also maintains a research department with a professional staff of securities analysts who provide research services for the Fund as well as for other funds advised by the Manager. All purchases and sales are reported for the Board's review at the meeting subsequent to such transactions.

       The Manager maintains office facilities on behalf of the Fund and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

       As compensation for the Manager's services under the Agreement, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. The management fees payable for the fiscal years ended September 30, 1994, 1995 and 1996 were $5,287,681, $8,013,464 and $11,722,426, respectively.
The amount payable in fiscal 1994 was reduced pursuant to an undertaking by the Manager, resulting in a net management fee paid of $4,898,028.

       Unless the Manager gives Fund investors at least 90 days' notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares and Participant Shares, payments made pursuant to the Fund's Service Plan at the annual rate set forth in the Service Plan. See "Service Plan."

       In addition, the Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

       The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


                                           HOW TO BUY SHARES

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "How to Buy Shares."


       The Distributor. The Distributor serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies. In some states, certain financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.

       Using Federal Funds. Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and his order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian or Sub-Custodian. An order for the purchase of Fund shares placed by an investor with a sufficient Federal Funds or cash balance in his brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order, including Federal Funds, is received by the Custodian or Sub-Custodian.


                             SERVICE PLAN
      (ADMINISTRATIVE SHARES, INVESTOR SHARES AND PARTICIPANT SHARES)

       The following information supplements and should be read in conjunction with the section in the relevant Prospectus for Administrative Shares, Investor Shares or Participant Shares entitled "Service Plan."

       Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Service Plan") with respect to the Fund's Administrative Shares, Investor Shares and Participant Shares pursuant to which the Fund reimburses the Distributor for distributing such classes of shares and pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively, "Dreyfus"), for advertising and marketing and for providing certain services to shareholders of the respective class of shares. Under the Service Plan, as to each relevant class, the Distributor and Dreyfus may make payments to certain financial institutions, securities dealers and other financial industry professionals (collectively, "Service Agents") in respect to these services. The Fund's Board believes that there is a reasonable likelihood that the Service Plan will benefit the Fund and the holders of Administrative Shares, Investor Shares and Participant Shares.

       A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares or Participant Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Fund's Board and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan was last so approved by the Fund's Board at a meeting held on May 22, 1996. The Service Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.


       For the fiscal year ended September 30, 1996, the Fund paid $1,234,656 pursuant to the Service Plan for Investor Shares, of which $1,197,260 was paid to the Distributor as reimbursement for distributing Investor Shares, and $37,396 was paid to Dreyfus for advertising and marketing Investor Shares and for providing services to the holders of Investor Shares. No data is provided with respect to amounts paid pursuant to the Service Plan for Administrative Shares and Participant Shares as such classes had not been offered as of the fiscal year end.


                    SHAREHOLDER SERVICES PLAN
                   (INSTITUTIONAL SHARES ONLY)

       The following information supplements and should be read in conjunction with the section in the Prospectus for Institutional Shares entitled "Shareholder Services Plan."

       The Fund, as to its Institutional Shares only, has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse the Dreyfus Service Corporation for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

       A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last so approved by the Board members at a meeting held on May 22, 1996. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

       For the fiscal year ended September 30, 1996, the amount payable by the Fund pursuant to the Plan, with respect to its Institutional Shares, was borne directly by the Manager pursuant to an agreement in effect. See "Management Agreement."


                       HOW TO REDEEM SHARES

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "How to Redeem Shares."


       Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this procedure on the same business day if Dreyfus Institutional Services Division receives the redemption request in proper form at its New York office by 5:00 p.m., New York time, or at its Los Angeles office by 12:00 Noon, California time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

       Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:

                                                Transfer Agent's
       Transmittal Code                         Answer Back Sign

           144295                               144295 TSSG PREP

       Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should inform the operator of the Transfer Agent's answer back sign.

       Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholders of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities (which may include non-marketable securities) or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

       Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.


                       DETERMINATION OF NET ASSET VALUE

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "How to Buy Shares."

       Amortized Cost Pricing. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

       The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Fund's Board.

       The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

       New York Stock Exchange Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                            SHAREHOLDER SERVICES

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Shareholder Services."


       Fund Exchanges. Shares of one class of the Fund may be exchanged for shares of the same class of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investors Shares only), Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

       An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

       Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of one class of the Fund, shares of the same class of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investors Shares only), Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management. This Privilege is available only for existing accounts.
Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

       Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

       The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.


                    DIVIDENDS, DISTRIBUTIONS AND TAXES

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Dividends, Distributions and Taxes."

       Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code of 1986, as amended.


                        PORTFOLIO TRANSACTIONS

       Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may reflect the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

       Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of Fund shares.

       Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                             YIELD INFORMATION

       The following information supplements and should be read in conjunction with the section in the relevant Prospectus entitled "Yield Information."

       No yield information is provided with respect to the Fund's Administrative Shares or Participant Shares as such share classes had not been offered as of the date of the financial statements accompanying this Statement of Additional Information.


       For the seven-day period ended September 30, 1996, the yield and effective yield for Institutional Shares and Investor Shares was 5.36% and 5.50%, and 5.11% and 5.24%, respectively. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to the shareholder's account, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The Yield figures for the Fund's Investor Shares take into account distribution and servicing fees under the Fund's Service Plan. As a result, at any given time, the performance of Administrative Shares, Investor Shares, and Participant Shares should be expected to be lower than that of Institutional Shares, the performance of Investor Shares and Participant Shares should be expected to be lower than that of Administrative Shares, and the performance of Participant Shares should be expected to be lower than that of Investor Shares.

       Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.


                       INFORMATION ABOUT THE FUND

       The following information supplements and should be read in conjunction with the section in each Prospectus entitled "General Information."

       The Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

       The Fund sends annual and semi-annual financial statements to all its shareholders.

       In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into a multi-billion dollar industry.

       The Fund is a member of the Dreyfus Family of Cash Management Funds which are designed to meet the needs of an array of institutional investors. As of October 31, 1996, the total net assets of all of the funds composing the Dreyfus Family of Cash Management Funds amounted to approximately $25 billion.


      TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                       AND INDEPENDENT AUDITORS


       Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The fees payable by the Fund to the Transfer Agent were borne directly by the Manager pursuant to an agreement in effect. See "Management Agreement."

       The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's investments.

       Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017 serves as sub-custodian of the Fund's investments.

       The Transfer Agent, The Bank of New York, and Wells Fargo Bank, N.A. have no part in determining the investment policies of the Fund or which portfolio securities are to be purchased or sold by the Fund.

       Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

       Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of the Fund.

                               APPENDIX

       Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, L.P. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch"):

Commercial Paper Ratings and Short-Term Ratings

       The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

       The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

       The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

       The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

       The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment.

       The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

Bond Ratings and Long-Term Ratings

       Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

       Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

       Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable and suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

       Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt.

       Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

       IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks long- and short-term ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

       In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

       FINANCIAL STATEMENTS and REPORTS OF INDEPENDENT AUDITORS: The financial statements and report of independent auditors with respect to Dreyfus Cash Management Plus, Inc., dated September 30, 1996, are incorporated by reference into this Statement of Additional Information dated November 20, 1996. When requesting a copy of this Statement of Additional Information, you will receive the Fund's annual report.



                           DREYFUS CASH MANAGEMENT PLUS, INC.

                                PART C. OTHER INFORMATION
                           _________________________


Item 24.   Financial Statements and Exhibits - List
_______    _________________________________________


     (a)   Financial Statements:

                 Included in Part A of the Registration Statement:

                 Condensed Financial Information, with respect to Class A shares (to be designated as Institutional Shares), for the period from October 6, 1987 (commencement of operations) to September 30, 1988 and for the eight years in the period ended September 30, 1996 and, with respect to Class B shares (to be designated as Investor Shares), for the period from January 24, 1994 (commencement of initial offering) to September 30, 1994 and for each of the two years in the period ended September 30, 1996.

                 Included in Part B of the Registration Statement:

                      The financial statements and report of independent auditors for the fiscal year ended Septembr 30, 1996, are incorporated by reference into the Statement of Additional Information dated November 20, 1996.



Schedule Nos. I through VII and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes which are included in Part B of the Registration Statement.

Item 24.   Financial Statements and Exhibits - List (continued)
_______    _____________________________________________________


  (b)      Exhibits:

  (1)(a) Registrant's Articles of Incorporation is incorporated by referenced to Exhibit (1)(a) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on January 26, 1994.

  (2) Registrant's By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (5) Management Agreement is incorporated by referenced to Exhibit (5) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 1, 1994.

  (6) Distribution Agreement is incorporated by referenced to Exhibit (6) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 1, 1994.

  (8)(a) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (8)(b)   Sub-Custodian Agreement is incorporated by reference to Exhibit
           (8)(b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (9) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

  (10) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 25, 1995.

  (11)     Consent of Independent Auditors.

  (15) Service Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

  (16) Schedule of Computation of Performance Data for Class A shares is incorporated by reference to Exhibit (16) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed September 30, 1993. Schedule of Computation of Performance Data for Class B shares is incorporated by reference to Exhibit (16) of Post-Effective No. 10 to the Registration Statement on Form N-1A, filed on December 1, 1994.

  (18) Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.


Item 24.   Financial Statements and Exhibits - List (continued)


           Other Exhibits


                 (a) Powers of Attorney of Directors is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.


                 (b) Power of Attorney of Officer is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.


                 (c) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (c) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.



Item 25.   Persons Controlled by or under Common Control with Registrant

           Not Applicable

Item 26.   Number of Holders of Securities


             (1)                                            (2)

                                                    Number of Record
          Title of Class                Holders as of November 5, 1996

          Common Stock
          (par value $.001)

          Class A................................. 549

          Class B................................. 320


Item 27.  Indemnification

          Reference is made to Article EIGHT of the Registrant's Articles of Incorporation previously filed as Exhibit 1 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on January 26, 1994. The application of these provisions is limited by
          Article 10 of the Registrant's By-Laws previously filed as Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on October 25, 1995 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange
          Commission: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable.

          In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling


Item 27.  Indemnification (continued)

          person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Distribution Agreement filed as Exhibit
          (6) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on December 1, 1994.

Item 28.  Business and Other Connections of Investment Adviser

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Premier Mutual Fund Services, Inc. serves primarily as distributor of shares of investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrators. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                  Other Businesses
_________________             ________________

MANDELL L. BERMAN             Real estate consultant and private investor
Director                           29100 Northwestern Highway, Suite 370
                                   Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees:
                                   Skillman Foundation;
                              Member of The Board of Vintners Intl.

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                   Mellon Bank Corporation****;
                                   Mellon Bank, N.A.****
                              Director:
                                   Avery Dennison Corporation
                                   150 North Orange Grove Boulevard
                                   Pasadena, California 91103;
                                   Saint-Gobain Corporation
                                   750 East Swedesford Road
                                   Valley Forge, Pennsylvania 19482;
                                   Teledyne, Inc.
                                   1901 Avenue of the Stars
                                   Los Angeles, California 90067

ALVIN E. FRIEDMAN             Senior Adviser to Dillon, Read & Co. Inc.
Director                           535 Madison Avenue
                                   New York, New York 10022;
                              Director and Member of the Executive
                                   Committee of Avnet, Inc.**

LAWRENCE M. GREENE            None
Director

JULIAN M. SMERLING            None
Director

W. KEITH SMITH                Chairman and Chief Executive Officer:
Chairman of the Board              The Boston Company*****;
                              Vice Chairman of the Board:
                                   Mellon Bank Corporation****;
                                   Mellon Bank, N.A.****;
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405

CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                   Mellon Bank Corporation****;
Executive Officer,                 The Boston Company*****;
Chief Operating               Deputy Director:
Officer and a                      Mellon Trust****;
Director                           Chief Executive Officer:
                                   The Boston Company Asset Management,
                                   Inc.*****;
                              President:
                                   Boston Safe Deposit and Trust
                                   Company*****

STEPHEN E. CANTER             Director:
Vice Chairman and                  The Dreyfus Trust Company++;
Chief Investment Officer,     Formerly, Chairman and Chief Executive
and a Director                     Officer:
                                   Kleinwort Benson Investment Management
                                        Americas Inc.*

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                     The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.***;
                              Director:
                                   Dreyfus America Fund
                                   The Dreyfus Consumer Credit
                                   Corporation*;
                                   The Dreyfus Trust Company++;
                                   Dreyfus Service Corporation*;
                              President:
                                   The Boston Company*****;
                                   Laurel Capital Advisors****;
                                   Boston Group Holdings, Inc.;
                              Executive Vice President:
                                   Mellon Bank, N.A.****;
                                   Boston Safe Deposit and Trust
                                   Company*****;

PHILIP L. TOIA                Chairman of the Board and Trust Investment
Vice Chairman-Operations      Officer:
and Administration                 The Dreyfus Trust Company++;
and a Director                Chairman of the Board and Chief Operating
                              Officer:
                                   Major Trading Corporation*;
                              Chairman and Director:
                                   Dreyfus Transfer, Inc.
                                   One American Express Plaza
                                   Providence, Rhode Island 02903
                              Director:
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Dreyfus Acquisition Corporation*;
                                   The Dreyfus Consumer Credit
                                   Corporation*;
                                   Dreyfus-Lincoln, Inc.*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Partnership Management, Inc.+;
                                   Dreyfus Service Organization, Inc.***;
                                   The Truepenny Corporation*;
                              Formerly, Senior Vice President:
                                   The Chase Manhattan Bank, N.A. and
                                   The Chase Manhattan Capital Markets
                                   Corporation
                                   One Chase Manhattan Plaza
                                   New York, New York 10081

WILLIAM T. SANDALLS, JR.      Director:
Senior Vice President and          Dreyfus Partnership Management, Inc.*;
Chief Financial Officer            Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Lion Management, Inc.*;
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.*;
                              Vice President, Chief Financial Officer and
                              Director:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus America Fund
                              Vice President and Director:
                                   The Dreyfus Consumer Credit
                                   Corporation*;
                                   The Truepenny Corporation*;
                              Treasurer, Financial Officer and Director:
                                   The Dreyfus Trust Company++;
                              Treasurer and Director:
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Major Trading Corporation*;
                              Formerly, President and Director:
                                   Sandalls & Co., Inc.

ELIE M. GENADRY               President:
Vice President-                    Institutional Services Division of
Institutional Sales                Dreyfus Service Corporation*;
                                   Broker-Dealer Division of Dreyfus
                                   Service Corporation*;
                                   Group Retirement Plans Division of
                                   Dreyfus Service Corporation;
                              Executive Vice President:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                              Vice President:
                                   The Dreyfus Trust Company++

WILLIAM F. GLAVIN, JR.        Executive Vice President:
Vice President-Corporate           Dreyfus Service Corporation*;
Development                   Senior Vice President:
                                   The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109

MARK N. JACOBS                Vice President, Secretary and Director:
Vice President-                    Lion Management, Inc.*;
General Counsel               Secretary:
and Secretary                      The Dreyfus Consumer Credit
                                   Corporation*;
                                   Dreyfus Management, Inc.*;
                              Assistant Secretary:
                                   Dreyfus Service Organization, Inc.***;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation*

PATRICE M. KOZLOWSKI          None
Vice President-
Corporate Communications

MARY BETH LEIBIG              None
Vice President-
Human Resources


JEFFREY N. NACHMAN            President and Director:
Vice President-Mutual Fund         Dreyfus Transfer, Inc.
Accounting                         One American Express Plaza
                                   Providence, Rhode Island 02903

ANDREW S. WASSER              Vice President:
Vice President-Information         Mellon Bank Corporation****
Services

ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary                Dreyfus Service Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Acquisition Corporation, Inc.*;
                                   The Truepenny Corporation+





______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
*** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
**** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
***** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.




Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

           1)  Comstock Partners Funds, Inc.
           2)  Dreyfus A Bonds Plus, Inc.
           3)  Dreyfus Appreciation Fund, Inc.
           4)  Dreyfus Asset Allocation Fund, Inc.
           5)  Dreyfus Balanced Fund, Inc.
           6)  Dreyfus BASIC GNMA Fund
           7)  Dreyfus BASIC Money Market Fund, Inc.
           8)  Dreyfus BASIC Municipal Fund, Inc.
           9)  Dreyfus BASIC U.S. Government Money Market Fund
          10)  Dreyfus California Intermediate Municipal Bond Fund
          11)  Dreyfus California Tax Exempt Bond Fund, Inc.
          12)  Dreyfus California Tax Exempt Money Market Fund
          13)  Dreyfus Cash Management
          14)  Dreyfus Connecticut Intermediate Municipal Bond Fund
          15)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
          16)  Dreyfus Florida Intermediate Municipal Bond Fund
          17)  Dreyfus Florida Municipal Money Market Fund
          18)  The Dreyfus Fund Incorporated
          19)  Dreyfus Global Bond Fund, Inc.
          20)  Dreyfus Global Growth Fund
          21)  Dreyfus GNMA Fund, Inc.
          22)  Dreyfus Government Cash Management
          23)  Dreyfus Growth and Income Fund, Inc.
          24)  Dreyfus Growth and Value Funds, Inc.
          25)  Dreyfus Growth Opportunity Fund, Inc.
          26)  Dreyfus Income Funds
          27)  Dreyfus Institutional Money Market Fund
          28)  Dreyfus Institutional Short Term Treasury Fund
          29)  Dreyfus Insured Municipal Bond Fund, Inc.
          30)  Dreyfus Intermediate Municipal Bond Fund, Inc.
          31)  Dreyfus International Equity Fund, Inc.
          32)  The Dreyfus/Laurel Funds, Inc.
          33)  The Dreyfus/Laurel Funds Trust
          34)  The Dreyfus/Laurel Tax-Free Municipal Funds
          35)  Dreyfus Stock Index Fund, Inc.
          36)  Dreyfus LifeTime Portfolios, Inc.
          37)  Dreyfus Liquid Assets, Inc.
          38)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
          39)  Dreyfus Massachusetts Municipal Money Market Fund
          40)  Dreyfus Massachusetts Tax Exempt Bond Fund
          41)  Dreyfus MidCap Index Fund
          42)  Dreyfus Money Market Instruments, Inc.
          43)  Dreyfus Municipal Bond Fund, Inc.
          44)  Dreyfus Municipal Cash Management Plus
          45)  Dreyfus Municipal Money Market Fund, Inc.
          46)  Dreyfus New Jersey Intermediate Municipal Bond Fund
          47)  Dreyfus New Jersey Municipal Bond Fund, Inc.
          48)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
          49)  Dreyfus New Leaders Fund, Inc.
          50)  Dreyfus New York Insured Tax Exempt Bond Fund
          51)  Dreyfus New York Municipal Cash Management
          52)  Dreyfus New York Tax Exempt Bond Fund, Inc.
          53)  Dreyfus New York Tax Exempt Intermediate Bond Fund
          54)  Dreyfus New York Tax Exempt Money Market Fund
          55)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
          56)  Dreyfus 100% U.S. Treasury Long Term Fund
          57)  Dreyfus 100% U.S. Treasury Money Market Fund
          58)  Dreyfus 100% U.S. Treasury Short Term Fund
          59)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
          60)  Dreyfus Pennsylvania Municipal Money Market Fund
          61)  Dreyfus Short-Intermediate Government Fund
          62)  Dreyfus Short-Intermediate Municipal Bond Fund
          63)  Dreyfus Investment Grade Bond Funds, Inc.
          64)  The Dreyfus Socially Responsible Growth Fund, Inc.
          65)  Dreyfus Tax Exempt Cash Management
          66)  The Dreyfus Third Century Fund, Inc.
          67)  Dreyfus Treasury Cash Management
          68)  Dreyfus Treasury Prime Cash Management
          69)  Dreyfus Variable Investment Fund
          70)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
          71)  General California Municipal Bond Fund, Inc.
          72)  General California Municipal Money Market Fund
          73)  General Government Securities Money Market Fund, Inc.
          74)  General Money Market Fund, Inc.
          75)  General Municipal Bond Fund, Inc.
          76)  General Municipal Money Market Fund, Inc.
          77)  General New York Municipal Bond Fund, Inc.
          78)  General New York Municipal Money Market Fund
          79)  Dreyfus S&P 500 Index Fund
          80)  Premier Insured Municipal Bond Fund
          81)  Premier California Municipal Bond Fund
          82)  Premier Equity Funds, Inc.
          83)  Premier Global Investing, Inc.
          84)  Premier GNMA Fund
          85)  Premier Growth Fund, Inc.
          86)  Premier Municipal Bond Fund
          87)  Premier New York Municipal Bond Fund
          88)  Premier State Municipal Bond Fund
          89)  Premier Strategic Growth Fund
          90)  Premier Value Fund


(b)
                                                              Positions and
Name and principal          Positions and offices with        offices with
business address            the Distributor                   Registrant
__________________          ___________________________       _____________

Marie E. Connolly+          Director, President, Chief        President and
                            Executive Officer and Compliance  Treasurer
                            Officer

Joseph F. Tower, III+       Senior Vice President, Treasurer  Assistant
                            and Chief Financial Officer       Treasurer

John E. Pelletier+          Senior Vice President, General    Vice President
                            Counsel, Secretary and Clerk      and Secretary

Frederick C. Dey++          Senior Vice President             Vice President
                                                              and Assistant
                                                              Treasurer

Eric B. Fischman++          Vice President and Associate      Vice President
                            General Counsel                   and Assistant
                                                              Secretary

Paul Prescott+              Vice President                    None

Elizabeth Bachman++         Assistant Vice President          Vice President
                                                              and Assistant
                                                              Secretary

Mary Nelson+                Assistant Treasurer               None

John J. Pyburn++            Assistant Treasurer               Assistant
                                                              Treasurer

Jean M. O'Leary+            Assistant Secretary and           None
                            Assistant Clerk

John W. Gomez+              Director                          None

William J. Nutt+            Director                          None




________________________________
 +  Principal business address is One Exchange Place, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York 10166.



Item 30.     Location of Accounts and Records
             ________________________________

             1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                 P.O. Box 9671
                 Providence, Rhode Island 02940-9671

             2.  The Bank of New York
                 90 Washington Street
                 New York, New York 10286

             3.  Dreyfus Transfer, Inc.
                 P.O. Box 9671
                 Providence, Rhode Island 02940-9671

             4.  The Dreyfus Corporation
                 200 Park Avenue
                 New York, New York 10166

Item 31.     Management Services
_______      ___________________

             Not Applicable

Item 32.     Undertakings
________     ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.


                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 15th day of November, 1996.



                    DREYFUS CASH MANAGEMENT PLUS, INC.


            BY:/s/Marie E. Connolly*
                    -----------------------------------
                    Marie E. Connolly, PRESIDENT


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



        Signatures                      Title                          Date
__________________________       _______________________________     _________


/s/Marie E. Connolly*            President and Treasurer             11/15/96
--------------------------       (Principal Executive, Financial
Marie E. Connolly                and Accounting Officer)


/s/David W. Burke*               Director                            11/15/96
--------------------------
David W. Burke


/s/Isabel P. Dunst*              Director                            11/15/96
--------------------------
Isabel P. Dunst


/s/Lyle E. Gramley*              Director                            11/15/96
--------------------------
Lyle E. Gramley


/s/Warren B. Rudman*             Director                            11/15/96
--------------------------
Warren B. Rudman



*BY:      __________________________
          Elizabeth Bachman
          Attorney-in-Fact




                                EXHIBIT INDEX





EXHIBIT NO.          EXHIBIT


(11)                 Consent of Independent Auditors